UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, August 10, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: $516,953


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    30808   512699 SH       Sole                   501724             10975
AECOM TECH                     COM              00766T100     1645   100000 SH       Sole                   100000
AEROPOSTALE                    COM              007865108     2674   150000 SH       Sole                   150000
AMER EXPRESS                   COM              025816109    31160   535309 SH       Sole                   523759             11550
AMERISOURCEBERGEN              COM              03073E105     2597    66000 SH       Sole                    66000
ANSYS INC                      COM              03662Q105     9277   147000 SH       Sole                   146400               600
APOLLO GROUP                   COM              037604105     3689   101936 SH       Sole                    99861              2075
AVALONBAY COMM                 COM              053484101     1768    12500 SH       Sole                    12500
BANK OF AMERICA                COM              060505104    12859  1572023 SH       Sole                  1546492             25531
BERKSHIRE HATH A               COM              084670108      250        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    54509   654129 SH       Sole                   642879             11250
CA INC                         COM              12673p105     5906   218000 SH       Sole                   218000
CACI INTL                      COM              127190304     1596    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3641    50000 SH       Sole                    50000
COCA COLA                      COM              191216100    14582   186500 SH       Sole                   183625              2875
CONOCOPHILLIPS                 COM              20825c104    15907   284656 SH       Sole                   279406              5250
DENBURY RESRCES                COM              247916208     2871   190000 SH       Sole                   190000
DRESSER-RAND GRP               COM              261608103     2405    54000 SH       Sole                    54000
DUCKWALL-ALCO                  COM              264142100     1442   165000 SH       Sole                   165000
DUN & BRADSTREET               COM              26483E100    16693   234555 SH       Sole                   232205              2350
EBAY INC                       COM              278642103    23061   548934 SH       Sole                   543184              5750
EDUCATION MGMT                 COM              28140m103       83    12000 SH       Sole                    12000
FLUOR CORP                     COM              343412102     4934   100000 SH       Sole                   100000
FOSTER WHEELER                 COM              H27178104     1381    80000 SH       Sole                    80000
GARTNER INC                    COM              366651107    11210   260400 SH       Sole                   256475              3925
GENERAL ELECTRIC               COM              369604103    24063  1154653 SH       Sole                  1133553             21100
GENERAL MOTORS                 COM              37045V100    16309   827049 SH       Sole                   813899             13150
GOLDMAN SACHS                  COM              38141g104     2476    25825 SH       Sole                    25425               400
GP STRATEGIES                  COM              36225V104     3694   200000 SH       Sole                   200000
H&R BLOCK                      COM              093671105     1472    92100 SH       Sole                    88800              3300
HALLIBURTON CO                 COM              406216101    12063   424900 SH       Sole                   420750              4150
HAMPDEN BANCRP                 COM              40867E107     1627   125700 SH       Sole                   125700
HARRIS CORP                    COM              413875105     2775    66300 SH       Sole                    66300
HEWLETT-PACKARD                COM              428236103     2313   115000 SH       Sole                   115000
INGERSOLL-RAND                 COM              g47791101    18179   430991 SH       Sole                   421741              9250
ITT EDUCATNL SVC               COM              45068B109     3037    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    19048   281948 SH       Sole                   276110              5838
JP MORGAN CHASE                COM              46625H100     8994   251725 SH       Sole                   247100              4625
LANCASTR COLONY                COM              513847103     2341    32876 SH       Sole                    32876
MANTECH INTL                   COM              564563104     1875    80000 SH       Sole                    80000
MARINE PRODUCTS                COM              568427108     2028   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    15372    35740 SH       Sole                    35115               625
MCKESSON CORP                  COM              58155Q103     2719    29000 SH       Sole                    29000
MEDTRONIC INC                  COM              585055106     3873   100000 SH       Sole                   100000
METLIFE INC                    COM              59156R108     3702   120000 SH       Sole                   120000
MICROSOFT                      COM              594918104     9642   315200 SH       Sole                   315200
MORNINGSTAR                    COM              617700109     5209    90056 SH       Sole                    90056
NEWFIELD EXPL                  COM              651290108     1480    50510 SH       Sole                    50510
NORTHERN OIL & G               COM              665531109     2455   154000 SH       Sole                   154000
OMEGA FLEX                     COM              682095104     4564   383230 SH       Sole                   374805              8425
PACCAR INC                     COM              693718108     3049    77800 SH       Sole                    77800
PATTERSON COS                  COM              703395103    10415   302155 SH       Sole                   295480              6675
PHH CORP                       COM              693320202      894    51160 SH       Sole                    50650               510
PHILLIPS 66                    COM              718546104     4688   141023 SH       Sole                   138398              2625
PLUM CREEK TMBR                COM              729251108     1588    40000 SH       Sole                    40000
RAYTHEON                       COM              755111507    13944   246410 SH       Sole                   244510              1900
STRYKER CORP                   COM              863667101     4358    79100 SH       Sole                    79100
TAUBMAN CENTERS                COM              876664103      849    11000 SH       Sole                    11000
THOR INDUSTRIES                COM              885160101     4824   176000 SH       Sole                   176000
UDR INC                        COM              902653104      695    26900 SH       Sole                    26900
US BANCORP                     COM              902973304    11721   364450 SH       Sole                   357450              7000
VARIAN MEDICAL                 COM              92220p105     4558    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    25877   773826 SH       Sole                   763571             10255
WHITING PETROL                 COM              966387102     1234    30000 SH       Sole                    30000